Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Finished products	81,283	83,216	25,481
Inventory in transit	13,597	16,111	4,262
Less – Provision of slow-moving inventory	(806)	(1,093)	(253)
	94,074	98,234	29,490